Fair Value (Details 4) (Significant Unobservable Inputs (Level 3) [Member], Fair Value on Nonrecurring basis [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Quantitative Information about Fair Value Measurements
Fair Value at December 31,2012	$ 85,645
Valuation Technique(s)	Fair value of property
Minimum [Member]
Quantitative Information about Fair Value Measurements
Appraised value less costs to sell	7.00%
Maximum [Member]
Quantitative Information about Fair Value Measurements
Appraised value less costs to sell	10.00%